Document and Entity Information	Feb. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 20, 2024
Entity Registrant Name	CBRE GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-32205
Entity Tax Identification Number	94-3391143
Entity Address Address Line 1	2100 McKinney Avenue
Entity Address Address Line 2	Suite 1250
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75201
City Area Code	214
Local Phone Number	979-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.01 par value per share
Trading Symbol	CBRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001138118
Amendment Flag	false